Note 6 - Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finished goods	$ 5,016	$ 5,677
Work-in-process	3,143	3,105
Raw materials	7,269	8,103
Provisions for obsolete inventories	(6,632)	(6,597)	$ (5,664)	$ (5,041)
Total	$ 8,796	$ 10,288